Document and Entity Information - Jun. 30, 2015 - shares	Total
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Trading Symbol	orig
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	160,888,606
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2